CONCENTRATIONS	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 20. CONCENTRATIONS

Credit risk

As of September 30, 2024 and 2025, HK$52,319,608 and HK$35,237,984 of the Group’s cash and restricted cash were on deposit at financial institutions in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$500,000 and HK$800,000 for each financial institution as of September 30, 2024 and 2025, respectively. Accordingly, the Group’s total unprotected cash and restricted cash held in banks amounted to HK$49,978,752 and HK$30,385,990 as of September 30, 2024 and 2025, respectively.

As of September 30, 2025, a restricted cash of HK$9.9 million was pledged as collateral for bank guarantees issued by a bank (see Note 9).

Customer concentration risk

One customer represented 12.7% of the Group’s revenues for the year ended September 30, 2025.

One customer represented 10.6% of the Group’s trade receivables as of September 30, 2025.

One customer represented 12.9% of the Group’s revenues for the year ended September 30, 2024.

No customers represented more than 10% of the Group’s trade receivables as of September 30, 2024.

Supplier concentration risk

Two suppliers represented 20.2% and 15.0% of the Group’s purchases for the year ended September 30, 2025.

One supplier accounted for 32.3% of the Group’s trade and notes payables as of September 30, 2025.

Two suppliers represented 15.5% and 10.2% of the Group’s purchases for the year ended September 30, 2024.

Two suppliers accounted for 23.1% and 14.9% of the Group’s trade and notes payables as of September 30, 2024.